The Company and Summary of Significant Accounting Policies and Estimates (Details 4)	6 Months Ended
Jun. 30, 2013 item
Concentration of Credit Risk and Significant Customers
Term of credit from the invoice date	30 days
Revenue Recognition
Number of sources of revenue	2
Subscription and support services | Minimum
Revenue Recognition
Term over which revenue is recognized	3 months
Subscription and support services | Maximum
Revenue Recognition
Term over which revenue is recognized	36 months
Enablement services | Minimum
Revenue Recognition
Term of services	1 day
Enablement services | Maximum
Revenue Recognition
Term of services	10 days
Implementation services
Revenue Recognition
Term over which revenue is recognized	90 days